Financial assets and liabilities - Net external debt (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial assets and liabilities
Loan notes	€ 8,392	€ 9,070
Term loan		627
Other borrowings	10	10
Total borrowings	8,402	9,707
Cash and cash equivalents	686	776	€ 554	€ 433
Derivative financial instruments used to hedge foreign currency and interest rate risk	251	0
Derivative financial instruments used to hedge foreign currency and interest rate risk	(6)	(124)
Net debt	€ 7,967	€ 8,807	€ 5,850